Quarterly Report
February 29, 2020
MFS®  Global Bond Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 102.8%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$520,000	$562,375
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,099,000	1,163,569
			$1,725,944
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$385,000	$406,063
Asset-Backed & Securitized – 5.5%
AA Bond Co. Ltd., 6.269%, 7/02/2043	GBP	600,000	$821,460
AA Bond Co. Ltd., 2.75%, 7/31/2043		1,075,000	1,340,107
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	3,303,355
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062		1,220,000	1,392,252
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		494,975	496,678
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		2,924,308	3,311,417
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,456,830
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050		3,000,000	3,333,184
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)		1,724,000	1,713,656
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.977% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		919,000	918,999
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.519% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,510,234
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		3,474,000	3,468,094
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,165,000	2,147,031
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	742,664
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.194% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		3,084,000	3,019,236
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,638,067
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059		3,000,000	3,339,708
			$35,952,972
Automotive – 0.1%
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023	EUR	300,000	$333,016
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	400,000	509,822
			$842,838
Broadcasting – 0.7%
Discovery, Inc., 4.125%, 5/15/2029		$373,000	$412,462
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	2,000,000	2,327,069
Prosus N.V., 3.68%, 1/21/2030 (n)		$443,000	459,112
ViacomCBS, Inc., 4.375%, 3/15/2043		674,000	723,808
WPP Finance, 3.75%, 9/19/2024		583,000	634,431
			$4,556,882
Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$470,000	$486,210
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	800,000	946,966
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$993,000	1,090,729
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	329,537
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	910,085
			$3,763,527
Building – 0.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$950,647
Imerys S.A., 1.5%, 1/15/2027	EUR	600,000	685,840
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	480,911
Masco Corp., 4.45%, 4/01/2025		355,000	395,555
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,786,189
			$4,299,142

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.8%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,850,000	$2,079,098
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	473,032
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	135,754
Fidelity National Information Services, Inc., 3%, 8/15/2026		$1,086,000	1,160,609
Fidelity National Information Services, Inc., 2.25%, 12/03/2029	GBP	550,000	726,044
Fidelity National Information Services, Inc., 3.36%, 5/21/2031		250,000	362,089
Fiserv, Inc., 4.4%, 7/01/2049		$334,000	399,643
			$5,336,269
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$932,499
Comcast Corp., 0.25%, 5/20/2027	EUR	250,000	276,853
Comcast Corp., 1.5%, 2/20/2029	GBP	314,000	401,516
Comcast Corp., 0.75%, 2/20/2032	EUR	550,000	613,207
Eutelsat S.A., 2.25%, 7/13/2027		2,100,000	2,482,509
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		$911,000	1,042,045
Time Warner Cable, Inc., 4.5%, 9/15/2042		356,000	370,319
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,328,000	1,354,002
			$7,472,950
Chemicals – 0.5%
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)		$1,175,000	$1,163,250
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		650,000	715,630
Sherwin-Williams Co., 3.8%, 8/15/2049		577,000	631,401
Symrise AG, 1.25%, 11/29/2025	EUR	665,000	771,251
			$3,281,532
Computer Software – 0.9%
Dassault Systemes SE, 0.125%, 9/16/2026	EUR	700,000	$776,629
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,468,000	1,647,024
Microsoft Corp., 4.1%, 2/06/2037		1,823,000	2,261,151
Microsoft Corp., 3.95%, 8/08/2056		600,000	763,025
VeriSign, Inc., 4.75%, 7/15/2027		693,000	721,884
			$6,169,713
Computer Software - Systems – 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$2,928,830
Apple, Inc., 4.25%, 2/09/2047		276,000	350,467
			$3,279,297
Conglomerates – 0.5%
General Electric Co., 0.875%, 5/17/2025	EUR	850,000	$962,057
Illinois Tool Works, Inc., 1%, 6/05/2031		530,000	624,453
Roper Technologies, Inc., 4.2%, 9/15/2028		$581,000	669,411
Roper Technologies, Inc., 2.95%, 9/15/2029		458,000	485,951
United Technologies Corp., 3.65%, 8/16/2023		98,000	105,841
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		628,000	720,413
			$3,568,126
Consumer Products – 0.6%
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	1,100,000	$1,202,914
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		900,000	982,028
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	498,688
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	1,150,000	1,264,947
			$3,948,577

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.1%
Booking Holdings, Inc., 3.55%, 3/15/2028		$461,000	$504,431
Experian Finance PLC, 4.25%, 2/01/2029 (n)		1,309,000	1,533,804
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	949,209
Service Corp. International, 5.125%, 6/01/2029		$975,000	1,054,219
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,330,482
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,468,293
			$6,840,438
Containers – 0.2%
Ball Corp., 5.25%, 7/01/2025		$455,000	$496,041
DS Smith PLC, 0.875%, 9/12/2026	EUR	700,000	773,989
			$1,270,030
Electronics – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	$637,552
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,249,000	1,342,807
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,319,000	1,330,541
Texas Instruments, Inc., 2.25%, 9/04/2029		528,000	540,253
			$3,851,153
Emerging Market Quasi-Sovereign – 1.9%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	1,050,000	$1,181,819
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		$200,000	227,752
Export-Import Bank of India, 3.375%, 8/05/2026		1,000,000	1,042,522
Export-Import Bank of India, 3.875%, 2/01/2028		800,000	857,448
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		836,000	849,650
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		600,000	645,540
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		1,100,000	1,124,139
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,150,000	1,193,378
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		1,600,000	1,990,386
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,694,651
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,523,000	1,661,169
			$12,468,454
Emerging Market Sovereign – 7.7%
Arab Republic of Egypt, 7.6%, 3/01/2029		$1,000,000	$1,071,388
Dominican Republic, 5.95%, 1/25/2027		1,475,000	1,613,296
Government of Jamaica, 7.875%, 7/28/2045		500,000	678,755
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	134,000	139,462
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029		17,441,000	23,344,118
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		1,601,000	1,770,636
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,428,646
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	697,500
Republic of Argentina, 7.5%, 4/22/2026		3,265,000	1,412,145
Republic of Croatia, 1.125%, 6/19/2029	EUR	6,360,000	7,264,923
Republic of Indonesia, 3.5%, 1/11/2028		$1,300,000	1,370,731
Republic of Indonesia, 7.5%, 6/15/2035	IDR	19,600,000,000	1,379,753
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	2,261,618
State of Qatar, 4%, 3/14/2029 (n)		907,000	1,025,247
United Mexican States, 4.5%, 4/22/2029		606,000	685,083
United Mexican States, 8.5%, 5/31/2029	MXN	28,400,000	1,614,152
			$49,757,453
Energy - Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,784,704

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.9%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,188,000	$2,380,939
Eni S.p.A., 4%, 9/12/2023 (n)		569,000	610,142
Eni S.p.A., 4.25%, 5/09/2029 (n)		647,000	741,594
OMV AG, 1%, 7/03/2034	EUR	350,000	400,181
Shell International Finance B.V., 3.75%, 9/12/2046		$1,300,000	1,484,498
			$5,617,354
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$714,000	$733,438
Financial Institutions – 1.1%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,311,000	$1,352,130
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,050,000	969,191
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	911,047
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	1,182,546
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		618,000	659,394
GE Capital International Funding Co., 3.373%, 11/15/2025		1,728,000	1,842,416
Grand City Properties S.A., 2.5%, 12/31/2164	EUR	500,000	568,534
			$7,485,258
Food & Beverages – 1.0%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	560,000	$668,422
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	419,127
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	693,054
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	881,159
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,063,737
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	764,154
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,134,000	1,185,030
			$6,674,683
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$450,000	$479,362
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		1,313,000	1,314,641
			$1,794,003
Industrial – 0.2%
CPI Property Group, 2.75%, 1/22/2028	GBP	500,000	$645,800
Investor AB, 1.5%, 6/20/2039	EUR	320,000	400,687
			$1,046,487
Insurance – 0.8%
American International Group, Inc., 1.875%, 6/21/2027	EUR	680,000	$807,812
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		800,000	1,023,983
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		1,050,000	1,184,485
Aviva PLC, 3.875%, 7/03/2044		750,000	916,985
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		400,000	448,530
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/31/2164		500,000	570,963
			$4,952,758
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,919,000	$2,398,851
Insurance - Property & Casualty – 1.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$767,048
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	769,572
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		895,000	982,777
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	1,069,167
Progressive Corp., 4.125%, 4/15/2047		1,019,000	1,272,561

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	$605,640
Willis North America, Inc., 3.875%, 9/15/2049		$1,270,000	1,401,533
			$6,868,298
International Market Quasi-Sovereign – 0.8%
Electricite de France, 5.875%, 12/31/2164	GBP	1,000,000	$1,440,665
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	1,380,000	1,544,194
KFW Government Development Banks (Federal Republic of Germany), 1.125%, 6/15/2037		1,560,000	2,059,743
			$5,044,602
International Market Sovereign – 27.1%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	7,967,000	$6,452,907
Government of Canada, 1.5%, 6/01/2026	CAD	10,936,000	8,363,423
Government of Canada, 5.75%, 6/01/2033		10,392,000	12,083,676
Government of Japan, 1.8%, 9/20/2030	JPY	2,094,100,000	23,380,493
Government of Japan, 1.8%, 6/20/2031		1,590,500,000	17,914,580
Government of Japan, 2.4%, 3/20/2037		1,365,600,000	17,614,923
Government of Japan, 0.5%, 6/20/2038		807,200,000	7,988,481
Kingdom of Spain, 1.95%, 7/30/2030	EUR	200,000	257,951
Kingdom of Spain, 1.85%, 7/30/2035		4,970,000	6,467,148
Republic of Cyprus, 0.625%, 1/21/2030		676,000	746,852
Republic of Cyprus, 2.75%, 2/26/2034		1,220,000	1,672,211
Republic of Cyprus, 1.25%, 1/21/2040		1,629,000	1,817,217
Republic of Cyprus, 2.75%, 5/03/2049		2,585,000	3,771,304
Republic of France, 1.25%, 5/25/2036		5,010,000	6,622,567
Republic of France, 1.5%, 5/25/2050		3,725,000	5,360,386
Republic of France, 0.75%, 5/25/2052 (n)		2,343,836	2,798,776
Republic of Italy, 1.65%, 3/01/2032		10,727,000	12,309,834
Republic of Portugal, 2.25%, 4/18/2034		1,917,000	2,592,704
Republic of Portugal, 4.1%, 4/15/2037		2,745,000	4,648,606
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	825,000	1,376,818
United Kingdom Treasury, 0.875%, 10/22/2029		23,425,000	31,327,068
United Kingdom Treasury, 1.75%, 9/07/2037		410,000	605,931
			$176,173,856
Local Authorities – 1.1%
City of Oslo, 2.45%, 5/24/2023	NOK	7,000,000	$763,181
City of Oslo, 2.05%, 10/31/2024		23,000,000	2,486,401
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	766,087
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	853,447
Province of Ontario, 2.05%, 6/02/2030		1,520,000	1,150,478
Province of Saskatchewan, 3.05%, 12/02/2028		1,410,000	1,147,255
			$7,166,849
Machinery & Tools – 0.2%
Sarens Finance Co. NV, 5.75%, 2/21/2027	EUR	1,496,000	$1,493,955
Major Banks – 4.1%
Bank of America Corp., 3.5%, 4/19/2026		$2,800,000	$3,059,189
Bankinter S.A., 0.875%, 7/08/2026	EUR	900,000	1,003,408
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	700,000	895,857
Credit Agricole S.A., 0.875%, 1/14/2032	EUR	1,200,000	1,313,120
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		800,000	909,434
Erste Group Bank AG, 0.875%, 5/22/2026		700,000	792,339
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		900,000	975,306
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 12/31/2164		1,000,000	1,040,473
HSBC Holdings PLC, 4.375%, 11/23/2026		$893,000	970,407
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,550,424
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,197,970

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Lloyds Banking Group PLC, 1.875%, 1/15/2026	GBP	650,000	$830,354
Nationwide Building Society, 1.5%, 3/08/2026	EUR	1,100,000	1,263,455
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$1,307,000	1,350,564
Royal Bank of Canada, 2.55%, 7/16/2024		3,002,000	3,126,112
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	400,000	446,339
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,743,000	1,926,617
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	1,200,000	1,306,117
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$677,000	727,254
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	1,100,000	1,187,447
			$26,872,186
Medical & Health Technology & Services – 1.3%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$256,000	$285,721
Amplifon S.p.A., 1.125%, 2/13/2027	EUR	444,000	487,776
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	500,370
Becton, Dickinson and Co., 4.685%, 12/15/2044		202,000	251,802
Cigna Corp., 4.125%, 11/15/2025		901,000	1,003,867
HCA, Inc., 5.25%, 6/15/2026		554,000	633,420
HCA, Inc., 5.125%, 6/15/2039		489,000	568,479
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,236,609
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,939,378
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	400,000	437,426
Toledo Hospital, 6.015%, 11/15/2048		$675,000	953,923
			$8,298,771
Medical Equipment – 0.4%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	750,000	$892,658
Boston Scientific Corp., 0.625%, 12/01/2027		350,000	386,744
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	274,189
EssilorLuxottica S.A., 0.375%, 11/27/2027		600,000	670,333
EssilorLuxottica S.A., 0.75%, 11/27/2031		300,000	339,860
			$2,563,784
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/2022		$806,000	$813,173
Midstream – 1.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$936,251
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)		321,000	307,717
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		712,000	713,217
MPLX LP, 4.5%, 4/15/2038		644,000	655,312
ONEOK, Inc., 4.95%, 7/13/2047		1,084,000	1,190,705
Plains All American Pipeline, 3.55%, 12/15/2029		737,000	724,555
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,381,907
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	840,518
Western Midstream Operating LP, 5.25%, 2/01/2050		1,040,000	964,635
			$7,714,817
Mortgage-Backed – 11.7%
Fannie Mae, 3.99%, 7/01/2021		$159,202	$163,052
Fannie Mae, 2.77%, 3/01/2022		336,755	344,930
Fannie Mae, 2.5%, 10/01/2034 - 3/01/2050		4,139,533	4,250,512
Fannie Mae, 3%, 11/01/2034 - 3/01/2050		4,437,452	4,592,406
Fannie Mae, 5%, 8/01/2040		633,767	713,016
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		5,539,581	6,015,390
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		6,906,413	7,617,228
Fannie Mae, 3.5%, 9/01/2045 - 11/01/2048		2,751,961	2,904,757
Fannie Mae, TBA, 3.5%, 4/25/2049 - 3/25/2050		10,708,917	11,120,742
Fannie Mae, TBA, 3%, 3/12/2050 - 4/25/2050		1,950,000	2,007,003

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 2.5%, 3/25/2050		$925,000	$943,808
Fannie Mae, TBA, 4%, 3/25/2050		3,200,000	3,371,125
Freddie Mac, 3.32%, 2/25/2023		12,000	12,625
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,546,131
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	922,947
Freddie Mac, 3.35%, 1/25/2028		4,542,000	5,085,822
Freddie Mac, 3.6%, 1/25/2028		4,100,000	4,669,027
Freddie Mac, 0.29%, 2/25/2028 (i)		46,151,000	1,160,878
Freddie Mac, 0.105%, 4/25/2028 (i)		46,683,000	556,303
Freddie Mac, 3.9%, 4/25/2028 - 8/25/2028		7,050,000	8,216,844
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	585,118
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,587,708	1,750,076
Freddie Mac, 5%, 7/01/2041		947,602	1,067,612
Freddie Mac, 4%, 4/01/2044		77,709	84,193
Ginnie Mae, 3%, 11/20/2049		3,771,915	3,901,741
Ginnie Mae, 3.5%, 11/20/2049		1,489,295	1,549,642
			$76,152,928
Municipals – 0.6%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$92,715
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,171,716
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029		890,000	1,162,091
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,204,179
			$3,630,701
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$895,157
Infraestructura Energética Nova, S.A.B. de C.V., 4.875%, 1/14/2048		1,775,000	1,799,406
NiSource, Inc., 2.95%, 9/01/2029		1,406,000	1,474,730
			$4,169,293
Network & Telecom – 0.2%
AT&T, Inc., 4.75%, 5/15/2046		$651,000	$763,552
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	640,000	705,722
			$1,469,274
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$742,000	$805,251
Oils – 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,040,173
Phillips 66, 4.875%, 11/15/2044		$1,179,000	1,417,774
			$2,457,947
Other Banks & Diversified Financials – 3.2%
AIB Group PLC, 1.25%, 5/28/2024	EUR	1,015,000	$1,141,956
AIB Group PLC, 1.875% to 11/19/2024, FLR (EUR Swap Rate - 5yr. + 2.15%) to 11/19/2029		1,700,000	1,881,688
Alpha Bank AE, 4.25% to 2/13/2025, FLR (EUR Swap Rate-5yr. + 4.504%) to 2/13/2030		860,000	860,663
Banca Monte Dei Paschi, 2.625%, 4/28/2025		1,300,000	1,460,847
Bank Leumi Le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)		$694,000	694,305
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	1,100,000	1,394,036
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	1,500,000	1,635,137
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	964,833
Commerzbank AG, 0.625%, 8/28/2024	EUR	410,000	461,968
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	900,000	1,171,117
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,197,595
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	800,000	1,017,063
ING Groep N.V., 1%, 11/13/2030	EUR	900,000	998,493
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	700,000	903,877

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	300,000	$324,886
KBC Group N.V., 4.25%, 12/31/2164		1,000,000	1,132,929
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		600,000	682,770
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,684,800
Virgin Money U.K. PLC, 4%, 9/03/2027	GBP	850,000	1,164,983
			$20,773,946
Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)		$2,480,000	$2,494,178
Real Estate - Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	550,000	$656,773
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		700,000	808,536
			$1,465,309
Real Estate - Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	800,000	$921,533
Retailers – 0.1%
Marks & Spencer PLC, 3.25%, 7/10/2027	GBP	550,000	$714,996
Supermarkets – 0.2%
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	700,000	$700,054
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	628,720
			$1,328,774
Supranational – 0.4%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$410,554
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	448,623
West African Development Bank, 4.7%, 10/22/2031		$1,789,000	1,912,208
			$2,771,385
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,682,996
American Tower Corp., REIT, 3.8%, 8/15/2029		1,023,000	1,126,959
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	551,684
Tele2 AB, 2.125%, 5/15/2028	EUR	1,250,000	1,543,681
			$4,905,320
Tobacco – 0.2%
Philip Morris International, Inc., 1.45%, 8/01/2039	EUR	1,100,000	$1,175,238
Transportation - Services – 0.7%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,200,000	$1,635,120
Heathrow Funding Ltd., 4.625%, 10/31/2046		275,000	494,182
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	843,782
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,394,000	1,608,220
			$4,581,304
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$503,464	$519,998
U.S. Treasury Obligations – 13.1%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$10,370,000	$13,907,547
U.S. Treasury Bonds, 3.125%, 2/15/2043		14,674,100	18,872,268
U.S. Treasury Bonds, 2.25%, 8/15/2049		1,673,400	1,899,832
U.S. Treasury Notes, 2%, 11/15/2026 (f)		11,304,000	12,008,292
U.S. Treasury Notes, 2.25%, 11/15/2027		4,895,000	5,325,607

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		$29,604,100	$32,853,613
			$84,867,159
Utilities - Electric Power – 2.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$894,000	$958,756
AusNet Services Holdings Pty Ltd, 0.625%, 8/25/2030	EUR	800,000	902,828
Duke Energy Corp., 3.75%, 9/01/2046		$435,000	482,246
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	326,045
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	398,575
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	450,000	497,776
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$743,000	791,386
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		268,000	323,069
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,162,500
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	535,748
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,056,839
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		817,000	822,229
Evergy, Inc., 2.9%, 9/15/2029		1,550,000	1,599,811
Exelon Corp., 3.497%, 6/01/2022		506,000	525,002
Georgia Power Co., 3.7%, 1/30/2050		1,382,000	1,562,708
innogy Finance B.V., 4.75%, 1/31/2034	GBP	500,000	839,753
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		$719,000	749,928
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	928,035
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,791,276
Virginia Electric & Power Co., 2.875%, 7/15/2029		593,000	633,722
			$17,888,232
Utilities - Other – 0.1%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	675,000	$853,320
Total Bonds			$668,235,273
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 1.61% (v)		41,965,468	$41,969,664
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit iTraxx Europe Crossover Index – March 2020 @ EUR 275	Put	Barclays Bank PLC	$ 47,080,932	EUR 38,910,000	$798,820
Markit iTraxx Europe Crossover Index – March 2020 @ EUR 212.5	Call	Barclays Bank PLC	13,914,950	11,500,000	1,412
Total Purchased Options					$800,232
Other Assets, Less Liabilities – (9.4)%	(60,928,369)
Net Assets – 100.0%	$650,076,800
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,969,664 and $669,035,505, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,920,027, representing 10.0% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
Derivative Contracts at 2/29/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	3,500,000	USD	3,607,567	UBS AG	5/22/2020	$40,080
CNH	16,798,000	USD	2,395,819	HSBC Bank	3/19/2020	10,355
CZK	14,301,000	USD	613,676	Merrill Lynch International	5/22/2020	6,216
DKK	9,755,512	USD	1,430,607	Citibank N.A.	5/26/2020	18,414
EUR	1,055,000	USD	1,153,292	Citibank N.A.	5/22/2020	16,879
EUR	873,000	USD	955,326	Deutsche Bank AG	5/20/2020	12,874
EUR	2,532,819	USD	2,765,769	Deutsche Bank AG	5/22/2020	43,549
EUR	3,156,000	USD	3,485,524	Goldman Sachs International	5/22/2020	15,006
EUR	2,259,344	USD	2,463,921	Merrill Lynch International	5/20/2020	41,805
JPY	5,052,571,038	USD	45,954,606	Deutsche Bank AG	5/22/2020	1,083,209
KRW	4,631,141,000	USD	3,809,600	Barclays Bank PLC	3/16/2020	4,292
PLN	5,341,000	USD	1,347,079	JPMorgan Chase Bank N.A.	5/22/2020	14,825
SEK	26,624,882	USD	2,745,059	Goldman Sachs International	5/22/2020	35,236
SGD	1,660,000	USD	1,188,874	Goldman Sachs International	5/22/2020	3,515
USD	4,564,587	BRL	20,301,000	Goldman Sachs International	4/02/2020	33,872
USD	10,705,073	CAD	14,241,440	Citibank N.A.	5/22/2020	95,290

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,737,771	CAD	2,314,000	UBS AG	5/22/2020	$13,856
USD	4,604,555	CLP	3,743,503,000	Goldman Sachs International	3/17/2020	27,415
USD	1,777,542	CNH	12,344,000	HSBC Bank	4/15/2020	10,801
USD	22,323,337	GBP	17,264,361	Merrill Lynch International	5/22/2020	144,387
USD	1,028,233	GBP	796,496	UBS AG	5/20/2020	5,040
USD	3,432	MXN	67,019	JPMorgan Chase Bank N.A.	5/22/2020	70
USD	6,067,907	NZD	9,625,320	Brown Brothers Harriman	5/22/2020	46,949
USD	6,807,762	TOF	210,673,000	JPMorgan Chase Bank N.A.	3/16/2020	122,313
						$1,846,248
Liability Derivatives
AUD	6,095,344	USD	4,001,051	Brown Brothers Harriman	5/22/2020	$(24,184)
BRL	11,700,000	USD	2,762,040	Goldman Sachs International	4/02/2020	(150,870)
BRL	8,601,000	USD	2,012,448	JPMorgan Chase Bank N.A.	4/02/2020	(92,903)
CLP	2,830,622,000	USD	3,640,373	Barclays Bank PLC	3/17/2020	(179,402)
CLP	1,191,418,000	USD	1,545,289	Citibank N.A.	3/17/2020	(88,556)
CNH	20,000,000	USD	2,875,220	Barclays Bank PLC	3/19/2020	(10,387)
CNH	12,010,000	USD	1,721,138	BNP Paribas S.A.	4/15/2020	(2,200)
CNH	4,644,000	USD	673,356	HSBC Bank	3/19/2020	(8,142)
CNH	111,188,000	USD	16,096,193	HSBC Bank	4/15/2020	(182,348)
CNH	11,671,000	USD	1,691,810	JPMorgan Chase Bank N.A.	4/15/2020	(21,392)
GBP	465,195	USD	604,192	Morgan Stanley Capital Services, Inc.	5/20/2020	(6,594)
IDR	28,480,114,000	USD	2,025,324	JPMorgan Chase Bank N.A.	4/13/2020	(47,922)
ILS	3,267,000	USD	956,127	Citibank N.A.	5/22/2020	(10,467)
KRW	3,918,333,000	USD	3,383,415	Barclays Bank PLC	4/21/2020	(154,697)
KRW	941,563,000	USD	816,408	JPMorgan Chase Bank N.A.	3/16/2020	(41,000)
NOK	32,618,000	USD	3,476,355	Goldman Sachs International	5/22/2020	(9,665)
NOK	6,049,978	USD	644,924	Merrill Lynch International	5/22/2020	(1,923)
RUB	22,000,000	USD	352,235	Goldman Sachs International	3/27/2020	(24,436)
RUB	79,734,000	USD	1,267,909	JPMorgan Chase Bank N.A.	3/27/2020	(79,877)
TOF	76,707,000	USD	2,544,263	JPMorgan Chase Bank N.A.	3/16/2020	(110,061)
USD	1,467,099	EUR	1,341,980	Goldman Sachs International	5/22/2020	(21,380)
USD	774,939	EUR	710,640	Merrill Lynch International	5/20/2020	(13,196)
USD	3,474,216	SEK	33,546,000	BNP Paribas S.A.	5/22/2020	(28,815)
						$(1,310,417)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	82	$17,902,906	June – 2020	$90,985
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	290	$43,430,939	March – 2020	$(448,857)
Euro-Bund 10 yr	Short	EUR	113	22,137,487	March – 2020	(614,006)
Euro-Buxl 30 yr	Short	EUR	7	1,698,383	March – 2020	(164,769)
U.S. Treasury Note 10 yr	Short	USD	106	14,283,500	June – 2020	(164,179)
U.S. Treasury Note 5 yr	Short	USD	208	25,532,000	June – 2020	(270,194)
U.S. Treasury Ultra Bond	Short	USD	2	415,000	June – 2020	(13,379)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	320	$48,070,000	June – 2020	$(961,091)
						$(2,636,475)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	EUR	2,400,000	centrally cleared	5.00%/Quarterly	(1)	$(2,887,395)	$237,915	$(2,649,480)
12/20/24	EUR	7,400,000	centrally cleared	5.00%/Quarterly	(1)	(8,902,801)	733,571	(8,169,230)
						$(11,790,196)	$971,486	$(10,818,710)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Crossover Index, 5.00%, 12/20/24, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 29, 2020, the fund had cash collateral of $1,870,000 and other liquid securities with an aggregate value of $1,872,435 to cover any collateral or margin obligations certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market.
At February 29, 2020, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$85,387,157	$—	$85,387,157
Non - U.S. Sovereign Debt	—	246,215,750	—	246,215,750
Municipal Bonds	—	3,630,701	—	3,630,701
U.S. Corporate Bonds	—	107,517,751	—	107,517,751
Residential Mortgage-Backed Securities	—	76,152,928	—	76,152,928
Commercial Mortgage-Backed Securities	—	16,214,122	—	16,214,122
Asset-Backed Securities (including CDOs)	—	19,738,850	—	19,738,850
Foreign Bonds	—	114,178,246	—	114,178,246
Mutual Funds	41,969,664	—	—	41,969,664
Total	$41,969,664	$669,035,505	$—	$711,005,169
Other Financial Instruments
Futures Contracts – Assets	$90,985	$—	$—	$90,985
Futures Contracts – Liabilities	(2,636,475)	—	—	(2,636,475)
Forward Foreign Currency Exchange Contracts – Assets	—	1,846,248	—	1,846,248
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,310,417)	—	(1,310,417)
Swap Agreements – Liabilities	—	(10,818,710)	—	(10,818,710)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,424,526	$97,971,509	$72,428,658	$(379)	$2,666	$41,969,664
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$137,445	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2020, are as follows:
United States	60.9%
Japan	10.0%
United Kingdom	6.7%
France	5.1%
Canada	4.2%
Greece	3.8%
Italy	3.1%
Spain	1.6%
Germany	(12.3)%
Other Countries	16.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.